Leases (Details) - Schedule of Other Information Related to Leases $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Other Information Related To Leases [Line Items]
Operating cash flows used for lease liabilities	$ 2,974
Right of use assets acquired under operating lease on the adoption of ASC 842	$ 14,341
Weighted-average remaining lease term (in years):	6 years 9 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent	11.60%